Dear Variable Annuity Owner:

The U.S. stock market has continued its unprecedented run of exceptional performance, with double digit returns for the first six months of 1999. Emerging international markets have come roaring back after some rough going in 1998 and the more established international markets, like those in Europe, also saw positive returns in the first half of 1999. Results in the subaccounts of MEMBERS(R) Variable Annuity reflect these market forces:

                                                          Percent change
                                                        in Unit Value from
     Subaccount                                      12/31/98 through 6/30/99
--------------------------------------------------------------------------------
     Money Market                                             1.62%
     Bond                                                    (1.02)%
     Balanced                                                 9.46%
     Growth and Income Stock                                 19.77%
     Capital Appreciation Stock                              12.05%
     International Stock                                      3.05%
--------------------------------------------------------------------------------
     Global Governments                                      (3.58)%
     Emerging Growth                                         12.03%
     High Income                                              3.13%
     Developing Markets                                      41.97%

The Mid-Cap Stock subaccount was added May 1, 1999. The percent change in unit price from that date through June 30, 1999 was 4.50%.

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

     Statements of Assets and Liabilities .......................  page 2
     Statements of Operations ...................................  page 4
     Statements of Changes in Net Assets.........................  page 5
     Notes to the Financial Statements ..........................  page 8

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks for (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund, (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (3) the MFS(R) Global Governments SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

We appreciate the confidence you place in our company and our products. We look forward to serving your long term asset accumulation needs through MEMBERS(R) Variable Annuity. Thank you for giving us that opportunity.

Sincerely,


/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 1999
                                   (Unaudited)

                                                                                                          Capital
                                               Money                                      Growth and    Appreciation       Mid-Cap
                                               Market          Bond          Balanced    Income Stock      Stock            Stock
Assets:                                      Subaccount     Subaccount      Subaccount    Subaccount     Subaccount      Subaccount
                                             ----------     ----------      ----------    ----------     ----------      ----------
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   30,709,803  shares at net asset value of
   $1.00 per share (cost $30,709,803)       $30,709,803    $        --    $         --   $         --   $         --     $       --

Bond Fund,
   6,777,776 shares at net asset value of
   $10.40 per share (cost $71,483,091)               --     70,487,388              --             --             --             --

Balanced Fund,
   18,124,646 shares at net asset value of
   $20.53 per share (cost $301,905,800)              --             --     372,110,234             --             --             --

Growth and Income Stock Fund,
   15,339,065 shares at net asset value of
   $36.60 per share (cost $374,860,175)              --             --              --    561,348,872             --             --

Capital Appreciation Stock Fund,
   9,977,696 shares at net asset value of
   $25.00 per share (cost $163,619,065)              --             --              --             --    249,449,157             --

Mid-Cap Stock Fund,
   186,293,329 shares at net asset value of
   $10.47 per share (cost 1,874,625)                 --             --              --             --             --      1,950,407
                                             ----------     ----------      ----------     ----------     ----------      ---------
      Total assets                           30,709,803     70,487,388     372,110,234    561,348,872    249,449,157      1,950,407
                                             ----------     ----------      ----------     ----------     ----------      ---------
Liabilities:
Accrued adverse mortality and
   expense charges                               34,737         77,940         409,279        613,967        274,946          1,408
Other accrued expenses                            4,169          9,353          49,113         73,676         32,993            169
                                             ----------     ----------      ----------     ----------     ----------      ---------
      Total liabilities                          38,906         87,293         458,392        687,643        307,939          1,577
                                             ----------     ----------      ----------     ----------     ----------      ---------
      Net assets                            $30,670,897    $70,400,095    $371,651,842   $560,661,229   $249,141,218     $1,948,830
                                             ==========     ==========      ==========     ==========     ==========      =========
Contract owners' equity:
Contracts in accumulation period             30,660,283     70,393,895     371,465,713    560,296,094    249,095,833      1,948,830
Contracts in annuity payment period
   (note 2)                                      10,614          6,200         186,129        365,135         45,385             --
                                             ----------     ----------      ----------     ----------     ----------      ---------
      Total contract owners' equity          30,670,897     70,400,095     371,651,842    560,661,229    249,141,218      1,948,830
                                             ==========     ==========      ==========     ==========     ==========      =========
      Total units outstanding
        (note 5 and note 6)                   2,576,113      5,558,747      20,205,265     20,205,839      9,300,235        186,569
                                             ==========     ==========      ==========     ==========     ==========      =========
      Net asset value per unit                   $11.91         $12.66          $18.39         $27.75         $26.79         $10.45
                                             ==========     ==========      ==========     ==========     ==========      =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 1999
                                   (Unaudited)

                                            International    Global         Emerging         High        Developing
                                                Stock      Governments       Growth         Income         Markets
Assets:                                      Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   4,949,301shares at net asset value of
   $15.07 per share (cost $61,683,061)      $74,585,973    $        --    $         --   $         --   $         --
Investments in MFS(R) Variable
Insurance TrustSM:
   Global Governments Series,
   1,240,336 shares at net asset value of
   $9.99 per share (cost $12,773,759)                --     12,390,963              --            --            --

Investments in MFS(R) Variable
Insurance TrustSM:
   Emerging Growth Series,
   4,170,945shares at net asset value of
   $24.22 per share (cost $66,195,766)               --             --     101,020,304            --            --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   4,427,923 shares at net asset value of
   $10.67 per share (cost $49,689,416)               --             --              --    47,245,935            --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   931,194shares at net asset value of
   $7.21 per share (cost $6,534,134)                 --             --              --            --     6,713,912
                                             ----------     ----------      ----------    ----------     ---------
      Total assets                           74,585,973     12,390,963     101,020,304    47,245,935     6,713,912
                                             ----------     ----------      ----------    ----------     ---------
Liabilities
Accrued adverse mortality and
   expense charges                               83,897         13,965         108,205        53,004        18,967
Other accrued expenses                           10,068          1,676          12,985         6,360         2,276
                                             ----------     ----------      ----------    ----------     ---------
      Total liabilities                          93,965         15,641         121,190        59,364        21,243
                                             ----------     ----------      ----------    ----------     ---------
      Net assets                            $74,492,008    $12,375,322    $100,899,114   $47,186,571    $6,692,669
                                             ==========     ==========      ==========    ==========     =========
Contract owners' equity:
Contracts in accumulation period
   (note 6)                                  74,463,755     12,373,295     100,856,497    47,159,834     6,692,669
Contracts in annuity payment period
   (note 2)                                      28,253          2,027          42,617        26,737            --
                                             ----------     ----------      ----------    ----------    ----------
      Total contract owners' equity          74,492,008     12,375,322     100,899,114    47,186,571     6,692,669
                                             ==========     ==========      ==========    ==========    ==========
      Total units outstanding
        (note 5 and note 6)                   5,014,648      1,067,732       5,615,402     4,211,149       911,774
                                             ==========     ==========      ==========    ==========     =========
      Net asset value per unit                   $14.85         $11.59          $17.97        $11.21         $7.34
                                             ==========     ==========      ==========    ==========     =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                                  June 30, 1999
                                   (Unaudited)

                                                                                                             Capital
                                                 Money                                     Growth and      Appreciation   Mid-Cap
                                                Market           Bond         Balanced     Income Stock       Stock        Stock
Investment income (loss):                     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount   Subaccount
                                              ----------      ----------     ----------     ----------      ----------   ----------
  Dividend income                              $635,863      $931,420      $2,143,160     $1,421,957        $69,686      $      --
  Adverse mortality and expense charges
   (note 3)                                    (177,472)     (398,505)     (2,064,180)    (3,038,778)    (1,387,950)        (1,704)
  Administrative charges                        (21,297)      (47,820)       (247,701)      (364,653)      (166,554)          (205)
                                             ----------    ----------      ----------      ---------      ---------      ---------
  Net investment income (loss)                  437,094       485,095        (168,721)    (1,981,474)    (1,484,818)        (1,909)
                                             ----------    ----------      ----------      ---------      ---------      ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                        --           933              --      1,948,559        122,548             --
   Proceeds from sale of securities          18,276,851       813,278       1,485,552      2,714,109      1,688,982        144,205
   Cost of securities sold                  (18,276,851)     (810,339)     (1,227,183)    (1,932,093)    (1,157,050)       (66,424)
                                             ----------    ----------      ----------      ---------      ---------      ---------
   Net realized gain (loss) on security
    transactions                                     --         3,872         258,369      2,730,575        654,480         77,781
  Net change in unrealized appreciation
   or depreciation on investments                    --    (1,116,569)     30,093,271     88,164,498     26,716,549         75,782
                                             ----------    ----------      ----------      ---------      ---------      ---------
   Net gain (loss) on investments                    --    (1,112,697)     30,351,640     90,895,073     27,371,029        153,563
                                             ----------    ----------       ---------      ---------      ---------      ---------
Net increase (decrease) in net assets
  resulting from operations                    $437,094     ($627,602)    $30,182,919    $88,913,599    $25,886,211       $151,654
                                             ==========    ==========      ==========      =========      =========      =========


                                             International      World         Emerging        High         Developing
                                                 Stock       Governments       Growth        Income          Markets
Investment income (loss):                     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
                                              ----------      ----------     ----------     ----------      ----------
  Dividend income                           $       --        $704,569    $        --    $2,912,591        $59,822
  Adverse mortality and expense charges
   (note 3)                                   (449,083)        (79,842)      (557,798)     (271,040)       (32,968)
  Administrative charges                       (53,890)         (9,581)       (66,936)      (32,525)        (3,956)
                                             ---------        --------     ----------      --------       --------
  Net investment income (loss)                (502,973)        615,146       (624,734)    2,609,026         22,898
                                             ---------        --------     ----------      --------       --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                       --              --             --            --             --
   Proceeds from sale of securities          2,113,757         880,914      1,001,181       642,477        350,625
   Cost of securities sold                  (1,776,573)       (855,578)      (681,232)     (667,874)      (414,961)
                                             ---------        --------     ----------      --------       --------
   Net realized gain (loss) on security
    transactions                               337,184          25,336        319,949       (25,397)       (64,336)
  Net change in unrealized appreciation
   or depreciation on investments            2,396,006      (1,099,156)    10,785,692    (1,363,678)     1,993,593
                                             ---------        --------     ----------      --------       --------
   Net gain (loss) on investments            2,733,190      (1,073,820)    11,156,641    (1,389,075)     1,929,257
                                             ---------        --------     ----------      --------       --------
Net increase (decrease) in net assets
  resulting from operations                 $2,230,217       ($458,674)   $10,480,907    $1,219,951     $1,952,155
                                             =========        ========     ==========      ========       ========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
       Six Months Ended June 30, 1999 and the Year Ended December 31, 1998
                                   (Unaudited)

                                                       MONEY MARKET SUBACCOUNT                             BOND SUBACCOUNT
Operations:                                        1999                  1998                      1999                     1998
                                                   ----                  ----                      ----                     ----
  Net investment income (loss)                   $437,094              $703,868                  $485,095               $2,254,028
  Net realized gain (loss) on
   security transactions                               --                    --                     3,872                   57,978
  Net change in unrealized appreciation
   or depreciation on investments                      --                    --                (1,116,569)                (318,903)
                                              -----------           -----------               -----------              -----------
    Change in net assets from operations          437,094               703,868                  (627,602)               1,993,103
                                              -----------           -----------               -----------              -----------
Capital unit transactions (note 5):
  Proceeds from sales of units                 50,814,862            94,301,939                36,076,211               54,431,468
  Cost of units repurchased                   (47,322,102)          (85,815,933)              (23,275,863)             (31,471,803)
  Actuarial adjustments for mortality
   experience on annuities in payment period          169                    --                       525                       --
  Annuity benefit payments                           (392)                 (376)                      (72)                      --
                                              -----------           -----------               -----------              -----------
   Change in net assets from capital
    unit transactions                           3,492,537             8,485,630                12,800,801               22,959,665
                                              -----------           -----------               -----------              -----------
Increase (decrease) in net assets               3,929,631             9,189,498                12,173,199               24,952,768
Net assets:
  Beginning of period                          26,741,266            17,551,768                58,226,896               33,274,128
                                              -----------           -----------               -----------              -----------
  End of period                               $30,670,897           $26,741,266               $70,400,095              $58,226,896
                                              ===========           ===========               ===========              ===========

                                                        BALANCED SUBACCOUNT                     GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                         1999                  1998                      1999                     1998
                                                    ----                  ----                      ----                     ----
  Net investment income (loss)                   ($168,721)           $4,495,569               ($1,981,474)               ($729,501)
  Net realized gain (loss) on
   security transactions                           258,369               301,386                 2,730,575               16,746,571
  Net change in unrealized appreciation
   or depreciation on investments               30,093,271            22,339,305                88,164,498               36,859,343
                                               -----------           -----------                ----------               ----------
    Change in net assets from operations        30,182,919            27,136,260                88,913,599               52,876,413
                                               -----------           -----------                ----------               ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                  128,447,479           201,714,553               153,824,245              259,442,954
  Cost of units repurchased                    (84,436,473)         (116,470,212)             (112,324,223)            (164,894,635)
  Actuarial adjustments for mortality
   experience on annuities in payment period       188,062                 4,797                   358,912                   21,919
  Annuity benefit payments                          (7,764)               (5,344)                  (16,511)                 (15,863)
                                               -----------           -----------                ----------               ----------
   Change in net assets from capital
    unit transactions                           44,191,304            85,243,794                41,842,423               94,554,375
                                               -----------           -----------                ----------               ----------
Increase (decrease) in net assets               74,374,223           112,380,054               130,756,022              147,430,788
Net assets:
  Beginning of period                          297,277,619           184,897,565               429,905,207              282,474,419
                                               -----------           -----------                ----------               ----------
  End of period                               $371,651,842          $297,277,619              $560,661,229             $429,905,207
                                               ===========           ===========                ==========               ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
       Six Months Ended June 30, 1999 and the Year Ended December 31, 1998
                                   (Unaudited)

                                               CAPITAL APPRECIATION STOCK SUBACCOUNT          MID-CAP STOCK SUBACCOUNT
Operations:                                         1999                  1998                    1999*
                                                    ----                  ----                    -----
  Net investment income (loss)                 ($1,484,818)          ($1,822,377)                $(1,909)
  Net realized gain (loss) on
   security transactions                           654,480             5,406,078                  77,781
  Net change in unrealized appreciation
   or depreciation on investments               26,716,549            26,215,883                  75,782
                                                ----------            ----------              ----------
    Change in net assets from operations        25,886,211            29,799,584                 151,654
                                                ----------            ----------              ----------
Capital unit transactions (note 5):
  Proceeds from sales of units                  85,476,285           144,718,325               1,816,962
  Cost of units repurchased                    (67,605,194)         (104,156,130)                (19,786)
  Actuarial adjustments for mortality
   experience on annuities in payment period        43,976                   934                      --
  Annuity benefit payments                          (1,801)                 (865)                     --
                                                ----------            ----------              ----------
   Change in net assets from capital
    unit transactions                           17,913,266            40,562,264               1,797,176
                                                ----------            ----------              ----------
  Increase (decrease) in net assets             43,799,477            70,361,848               1,948,830
Net assets:
  Beginning of period                          205,341,741           134,979,893                      --
                                                ----------            ----------              ----------
  End of period                               $249,141,218          $205,341,741              $1,948,830
                                                ==========            ==========              ==========

                                                INTERNATIONAL STOCK SUBACCOUNT                     GLOBALGOVERNMENTS SUBACCOUNT
Operations:                                        1999                  1998                      1999                     1998
                                                   ----                  ----                      ----                     ----
  Net investment income (loss)                  ($502,973)             $217,383                  $615,146                 ($20,398)
  Net realized gain (loss) on
   security transactions                          337,184               179,367                    25,336                   26,108
  Net change in unrealized appreciation
   or depreciation on investments               2,396,006             7,712,376                (1,099,156)                 812,043
                                               ----------            ----------                ----------               ----------
    Change in net assets from operations        2,230,217             8,109,126                  (458,674)                 817,753
                                               ----------            ----------                ----------               ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                  36,116,187            69,558,237                 6,442,451               12,632,836
  Cost of units repurchased                   (35,271,468)          (61,390,267)               (6,842,652)             (14,130,975)
  Actuarial adjustments for mortality
   experience on annuities in payment period           67                   362                         9                      160
  Annuity benefit payments                         (1,246)                 (481)                      (95)                     (31)
                                               ----------            ----------                ----------               ----------
   Change in net assets from capital
    unit transactions                             843,540             8,167,851                  (400,287)              (1,498,010)
                                               ----------            ----------                ----------               ----------
Increase (decrease) in net assets               3,073,757            16,276,977                  (858,961)                (680,257)
Net assets:
  Beginning of period                          71,418,251            55,141,274                13,234,283               13,914,540
                                               ----------            ----------                ----------               ----------
  End of period                               $74,492,008            71,418,251               $12,375,322              $13,234,283
                                               ==========            ==========                ==========               ==========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1999 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
         Six Months Ended June 30, 1999 and Year Ended December 31, 1998
                                   (Unaudited)

                                                  EMERGING GROWTH SUBACCOUNT                          HIGH INCOME SUBACCOUNT
Operations:                                         1999                 1998                      1999                     1998
                                                    ----                 ----                      ----                     ----
  Net investment income (loss)                   ($624,734)           ($360,514)               $2,609,026                 $522,625
  Net realized gain (loss) on
   security transactions                           319,949              201,695                   (25,397)                 (32,367)
  Net change in unrealized appreciation
   or depreciation on investments               10,785,692           17,967,979                (1,363,678)              (1,183,574)
                                                ----------            ---------                 ---------                ---------
    Change in net assets from operations        10,480,907           17,809,160                 1,219,951                 (693,316)
                                                ----------            ---------                 ---------                ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                  42,298,021           66,116,408                20,676,678               40,076,476
  Cost of units repurchased                    (33,573,187)         (47,709,272)              (13,417,468)             (14,247,012)
  Actuarial adjustments for mortality
   experience on annuities in payment period           120                1,367                     1,040                      596
  Annuity benefit payments                          (1,602)                (854)                     (925)                    (532)
                                                ----------            ---------                 ---------                ---------
   Change in net assets from capital
    unit transactions                            8,723,352           18,407,649                 7,259,325               25,829,528
                                                ----------            ---------                 ---------                ---------
  Increase (decrease) in net assets             19,204,259           36,216,809                 8,479,276               25,136,212
Net assets:
  Beginning of period                           81,694,855           45,478,046                38,707,295               13,571,083
                                                ----------            ---------                 ---------                ---------
  End of period                               $100,899,114          $81,694,855               $47,186,571              $38,707,295
                                                ==========            =========                 =========                =========

                                                 DEVELOPING MARKETS SUBACCOUNT
Operations:                                       1999                  1998
                                                  ----                  ----
  Net investment income (loss)                   $22,898               $28,189
  Net realized gain (loss) on
   security transactions                         (64,336)             (254,209)
  Net change in unrealized appreciation
   or depreciation on investments              1,993,593              (665,933)
                                              ----------             ---------
    Change in net assets from operations       1,952,155              (891,953)
                                              ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                 1,994,867             4,921,625
  Cost of units repurchased                   (1,748,005)           (2,583,701)
  Actuarial adjustments for mortality
   experience on annuities in payment period           --                     --
  Annuity benefit payments                             --                     --
                                              ----------             ---------
   Change in net assets from capital
    unit transactions                            246,862             2,337,924
                                              ----------             ---------
  Increase (decrease) in net assets            2,199,017             1,445,971
Net assets:
  Beginning of period                          4,493,652             3,047,681
                                              ----------             ---------
  End of period                               $6,692,669            $4,493,652
                                              ==========             =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has six funds available as investment options under the Contracts, the T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society. CIMCO has entered into a Subadvisor Agreement for the management of a portion of the investments in the Mid-Cap Stock Fund. CIMCO is solely responsible for the payment of all fees to the Subadvisor. The Subadvisor for this Fund is Heartland Advisors, Inc.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS Global Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. (Oppenheimer) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. Oppenheimer is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. (Templeton) serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investment decisions. Templeton is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     The Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 1999, was as follows:

      Money Market Fund................................      $22,235,465
      Bond Fund........................................       14,165,247
      Balanced Fund....................................       45,854,030
      Growth and Income Stock Fund.....................       45,048,034
      Capital Appreciation Stock Fund..................       18,471,277
      Mid-Cap Stock Fund...............................        1,941,049
      International Stock Portfolio....................        2,521,071
      Global Governments Series........................        1,106,372
      Emerging Growth..................................        9,190,143
      High Income Fund.................................       10,555,481
      Developing Markets Fund..........................          639,914
                                                             -----------
                                                            $171,728,083
                                                             ===========

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the six months ended June 30, 1999, were as follows:

                                                                                                          Capital
                                                     Money                                Growth and    Appreciation  Mid-Cap
                                                    Market        Bond       Balanced    Income Stock       Stock      Stock
                                                  Subaccount   Subaccount   Subaccount    Subaccount     Subaccount  Subaccount
      Units for contracts in accumulation period:
      Units outstanding at December 31, 1997       1,551,829    2,725,770   12,307,622    14,176,543    6,732,473         --
      Units sold                                   8,182,107    4,340,906   12,798,228    12,089,141    6,677,476         --
      Units repurchased                           (7,453,252)  (2,512,411)  (7,416,771)   (7,720,616)  (4,825,290)        --
                                                   ---------    ---------    ---------     ---------     --------   --------
      Units outstanding at December 31, 1998       2,280,684    4,554,265   17,689,079    18,545,068    8,584,659         --
      Units sold                                   4,298,356    2,829,160    7,299,907     6,076,029    3,407,480    188,536
      Units repurchased                           (4,002,859)  (1,825,169)  (4,793,138)   (4,428,070)  (2,693,618)    (1,967)
                                                   ---------    ---------    ---------     ---------    ---------   --------
      Units outstanding at June 30, 1999           2,576,181    5,558,256   20,195,848    20,193,027    9,298,521    186,569
                                                   =========    =========    =========     =========    =========   ========

      Units for annuitizeed contracts:
      Units outstanding at December 31, 1997              --           --        3,394         9,339          248         --
      Units sold                                          88           --        2,810         2,286        1,575         --
      Units repurchased                                  (33)          --         (340)         (736)         (40)        --
                                                   ---------    ---------    ---------     ---------    ---------   --------
      Units outstanding at December 31, 1998              55           --        5,864        10,889        1,783         --
                                                   ---------    ---------    ---------     ---------    ---------   --------
      Units sold                                          19          497       14,179        15,823        1,710         --
      Units repurchased                                 (142)          (6)     (10,626)      (13,900)      (1,779)        --
                                                   ---------    ---------    ---------     ---------    ---------   --------
      Units outstanding at June 30, 1999                 (68)         491        9,417        12,812        1,714         --
                                                   ---------    ---------    ---------     ---------    ---------   --------

      Total units outstanding June 30, 1999        2,576,113    5,558,747   20,205,265    20,205,839    9,300,235    186,569
                                                   =========    =========    =========     =========    =========   ========

                                                  International     Global         Emerging          High          Developing
                                                      Stock       Governments       Growth          Income           Markets
      Units for contracts in accumulation period:  Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                                   ----------     ----------      ----------      ----------       ----------
      Units outstanding at December 31, 1997        4,373,475      1,232,126        3,752,045       1,234,868          458,727
      Units sold                                    5,085,363      1,096,047        4,843,927       3,628,184          896,126
      Units  repurchased                           (4,503,868)    (1,227,198)      (3,503,276)     (1,303,313)        (486,052)
                                                    ---------      ---------        ---------       ---------          -------
      Units outstanding at December 31, 1998        4,954,970      1,100,975        5,092,696       3,559,739          868,801
      Units sold                                    2,485,765        543,254        2,517,632       1,851,669          338,808
      Units repurchased                            (2,427,037)      (576,677)      (1,996,377)     (1,202,671)        (295,835)
                                                    ---------      ---------        ---------       ---------          -------
      Units outstanding at June 30, 1999            5,013,698      1,067,552        5,613,951       4,208,737          911,774
                                                    =========      =========        =========       =========          =======
      Units for annuitizeed contracts:
      Units outstanding at December 31, 1997               --             --            1,491              --               --
      Units sold                                        1,061            190              110           1,614               --
      Units repurchased                                   (35)            (3)             (61)            (48)              --
                                                    ---------      ---------        ---------       ---------        ---------
      Units outstanding at December 31, 1998            1,026            187            1,540           1,566               --
                                                    ---------      ---------        ---------       ---------        ---------
      Units sold                                           10              1                8             930               --
      Units repurchased                                   (86)            (8)             (97)            (84)              --
                                                    ---------      ---------        ---------       ---------        ---------
      Units outstanding at June 30, 1999                  950            180            1,451           2,412               --
                                                    ---------      ---------        ---------       ---------        ---------

      Total units outstanding June 30, 1999         5,014,648      1,067,732        5,615,402       4,211,149          911,774
                                                    =========      =========        =========       =========        =========

(6)  Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                                            Money Market              Bond                 Balanced              Growth & Income
                                             Subaccount            Subaccount             Subaccount             Stock Subaccount

      Unit value:                        1999        1998        1999        1998       1999         1998       1999         1998
                                         ----        ----        ----        ----       ----         ----       ----         ----

        Beginning of period             $11.72      $11.31     $12.79      $12.21      $16.80      $15.02      $23.17       $19.91

        End of period                    11.91       11.72      12.66       12.79       18.39       16.80       27.75        23.17

      Percentage increase in
        unit value during  period        1.62%       5.31%    (1.02%)       3.69%       9.46%      22.44%      19.77%       39.38%

      Number of units outstanding
        at end of period             2,576,113   2,280,739  5,558,747   4,554,265  20,205,265  17,694,943  20,205,839   18,555,957

                                       Capital Appreciation        Mid-Cap             International          Global Governments
                                         Stock Subaccount     Stock Subaccount        Stock Subaccount             Subaccount

      Unit value:                        1999        1998          1999*               1999         1998       1999         1998
                                         ----        ----          -----               ----         ----       ----         ----

        Beginning of period             $23.91      $20.05       $10.00               $14.41      $12.61      $12.02       $11.29

        End of period                    26.79       23.91        10.45                14.85       14.41       11.59        12.02

      Percentage increase in
        unit value during  period       12.05%      33.62%        4.50%                3.05%      17.76%     (3.58%)        2.66%

      Number of units outstanding
        at end of period             9,300,235   8,586,442      186,569            5,014,648   4,955,996   1,067,732    1,101,162

      *1999 data is for the two-month period ended June 30, 1999.

                                          Emerging Growth        High Income          Developing Markets
                                            Subaccount            Subaccount            Stock Subaccount

      Unit value:                        1999        1998        1999        1998    1999         1998
                                         ----        ----        ----        ----    ----         ----

        Beginning of period             $16.04      $12.12     $10.87      $10.99    $5.17       $6.64

        End of period                    17.97       16.04      11.21       10.87     7.34        5.17

      Percentage increase in
        unit value during  period       12.03%      48.27%      3.13%       2.00%   41.97%      10.54%

      Number of units outstanding
        at end of period             5,615,402   5,094,236  4,211,149   3,561,305  911,774     868,801

     For the Money Market Subaccount, the "seven-day average yield" for the fund for the seven days ended June 30, 1999, was 3.1% and the "effective yield" for the period was 3.2%.